Document and Entity Information	0 Months Ended
Jun. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 28, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Visium Event Driven Fund | Visium Event Driven Fund - Institutional Class
Risk/Return:
Trading Symbol	VIDIX
Visium Event Driven Fund | Visium Event Driven Fund - Investor Class
Risk/Return:
Trading Symbol	VIDVX